UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06155

Exact name of registrant as specified in charter:	AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

Address or principal executive offices:	2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:	Securities Management and Research, Inc.
	P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:	1-800-231-4639

Date of fiscal year end:	12/31

Date of reporting period:	09/30/2006

Item 1. Schedule of Investments

AMERICAN NATIONAL GROWTH PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2006				(Unaudited)

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
Household Durables --	1.22%
Newell Rubbermaid Inc.			3,000		$ 84,960
Stanley Works (The)			3,000		149,550
					234,510
Media --	1.71%
News Corp. (Class A)			4,892		96,128
Walt Disney Co. (The)			7,500		231,825
					327,953
Multi-line Retail --	3.05%
Citi Trends Inc.*			6,300		217,413
J.C. Penney Co., Inc.			2,500		170,975
Target Corp.			3,579		197,740
					586,128
Specialty Retail --	3.42%
Bed Bath & Beyond Inc.*			2,000		76,520
Best Buy Co., Inc.			5,002		267,907
Home Depot, Inc. (The)			3,670		133,111
Limited Brands, Inc.			3,500		92,715
Lowe's Companies, Inc.			3,116		87,435
					657,688

TOTAL CONSUMER DISCRETIONARY --			9.40%		1,806,279

CONSUMER STAPLES --
Beverages --	2.64%
Coca-Cola Co. (The)			4,782		213,660
PepsiCo, Inc.			4,500		293,670
					507,330
Food & Drug Retailing --	0.76%
SUPERVALU Inc.			1,600		47,440
Wal-Mart Stores, Inc.			2,000		98,640
					146,080
Household Products --	1.61%
Procter & Gamble Co. (The)			5,000		309,900

TOTAL CONSUMER STAPLES --			5.01%		963,310

ENERGY --
Energy Equipment & Services --	2.95%
Baker Hughes Inc.			2,700		184,140
Schlumberger Ltd.			2,000		124,060
Transocean Inc.*			2,400		175,752
Weatherford International Ltd.*			2,000		83,440
					567,392
Oil & Gas --	7.86%
Anadarko Petroleum Corp.			1,000		43,830
BP PLC ADR			3,000		196,740
Chevron Corp.			3,000		194,580
Exxon Mobil Corp.			10,000		671,000
Noble Corp.			2,400		154,032
Royal Dutch Shell PLC ADR (Class A)			3,780		249,858
					1,510,040

	TOTAL ENERGY --		10.81%		2,077,432

FINANCIALS --
Banks --	6.82%
Banc of America Corp.			3,000		160,710
PNC Financial Services Group, Inc.			5,000		362,200
U.S. Bancorp			6,000		199,320
Wachovia Corp.			6,948		387,698
Washington Mutual, Inc.			2,113		91,852
Wells Fargo & Co.			3,000		108,540
					1,310,320
Diversified Financials --	3.76%
American Express Co.			1,000		56,080
Citigroup Inc.			3,000		149,010
Goldman Sachs Group, Inc. (The)			778		131,614
JPMorgan Chase & Co.			2,399		112,657
Merrill Lynch & Co., Inc.*			700		54,754
Morgan Stanley			3,000		218,730
					722,845
Insurance --	4.91%
American International Group, Inc.			4,911		325,403
Brown & Brown, Inc.			3,558		108,732
Hartford Financial Services Group, Inc. (The)			2,800		242,900
Prudential Financial, Inc.			3,500		266,875
					943,910

	TOTAL FINANCIALS --		15.49%		2,977,075

HEALTH CARE --
Biotechnology --	3.47%
Amgen Inc.*			1,250		89,413
Celgene Corp.*			3,500		151,550
Genzyme Corp.*			2,000		134,940
Gilead Sciences, Inc.*			2,000		137,400
Given Imaging Ltd.*			8,000		152,720
					666,023
Health Care Equipment & Supplies --	1.84%
Advanced Medical Optics, Inc.*			925		36,584
Hologic, Inc.*			3,700		161,024
Medtronic, Inc.			3,359		155,992
					353,600
Health Care Providers & Services --	0.72%
DaVita, Inc.*			850		49,190
UnitedHealth Group Inc.			1,800		88,560
					137,750
Pharmaceuticals --	4.17%
Abbott Laboratories			2,200		106,832
Allergan, Inc.			500		56,305
Eli Lilly and Co.			6,800		387,600
Merck & Co. Inc.			6,003		251,526
					802,263

	TOTAL HEALTH CARE --		10.20%		1,959,636

INDUSTRIALS --
Aerospace & Defense --	4.35%
Boeing Co. (The)			2,637		207,927
Goodrich Corp.			5,481		222,090
Honeywell International Inc.			2,128		87,035
Rockwell Collins, Inc.			3,500		191,940
United Technologies Corp.			2,000		126,700
					835,692
Air Freight & Couriers --	1.46%
FedEx Corp.			800		86,944
United Parcel Service, Inc. (Class B)			2,700		194,238
					281,182
Building Products --	0.50%
American Standard Companies Inc.			2,300		96,531

Construction & Engineering --	0.63%
Cemex SAB de C.V. ADR			4,000		120,320

Industiral Conglomerates --	2.42%
3M Co.			1,300		96,746
General Electric Co.			8,000		282,400
Tyco International Ltd.			3,100		86,769
					465,915
Machinery --	1.09%
Catepillar Inc.			1,100		72,380
Danaher Corp.			2,000		137,340
					209,720

	TOTAL INDUSTRIALS --		10.45%		2,009,360

INFORMATION TECHNOLOGY --
Communications Equipment --	3.80%
Cisco Systems, Inc.*			12,900		296,700
Motorola, Inc.			9,337		233,425
Nokia Oyj ADR			5,557		109,417
QUALCOMM Inc.			2,500		90,875
					730,417
Computers & Peripherals --	1.82%
EMC Corp.			4,626		55,419
Hewlett-Packard Co.			5,787		212,325
International Business Machines Corp.			1,000		81,940
					349,684
Electronic Equipment & Instruments --	0.21%
Agilent Technologies, Inc.*			1,265		41,353

Semiconductor Equipment & Products --	2.42%
Analog Devices, Inc.			2,154		63,306
Intel Corp.			10,000		205,700
KLA-Tencor Corp.			1,743		77,511
Linear Technology Corp.			2,222		69,149
Maxim Integrated Products, Inc.			1,743		48,926
					464,592
Software --	2.20%
Intuit Inc.*			1,745		111,994
Microsoft Corp.			5,000		136,650
Oracle Corp.*			9,789		173,657
					422,301

TOTAL INFORMATION TECHNOLOGY --			10.45%		2,008,347

MATERIALS --
Chemicals --	1.58%
Dow Chemical Co. (The)			1,400		54,572
PPG Industries, Inc.			3,622		242,964
Tronox Inc. (Class B)			437		5,580
					303,116

Containers & Packaging --	0.56%
Sealed Air Corp.			2,000		108,240

	TOTAL MATERIALS --		2.14%		411,356

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --	1.64%
Embarq Corp.			326		15,769
Sprint Nextel Corp.			6,533		112,041
Verizon Communications Inc.			5,056		187,729
					315,539

TOTAL TELECOMMUNICATION SERVICES --			1.64%		315,539

UTILITIES --
Electric Utilities --	1.43%
Ameren Corp.			1,778		93,861
Dominion Resources, Inc.			750		57,368
Exelon Corp.			1,334		80,760
Wisconsin Energy Corp.			1,000		43,140
					275,129
Gas Utilities --	1.36%
El Paso Corp.			9,481		129,321
Kinder Morgan, Inc.			778		81,573
Sempra Energy			1,000		50,250
					261,144

	TOTAL UTILITIES --		2.79%		536,273

Miscellaneous --	10.76%
Nasdaq-100 Trust, Series 1			30,200		1,227,630
SPDR Trust Series 1			6,300		841,239
					2,068,869

	TOTAL MISCELLANEOUS --		10.76%		2,068,869

	TOTAL COMMON STOCK --		89.14%
			(Cost $15,478,784)		17,133,476

			Face
COMMERCIAL PAPER			Amount

INFORMATION TECHNOLOGY --	0.56%
IT Consulting & Services --			$ 107,000		$ 106,969
First Data Corp. 5.26%, 10/02/06

UTILITIES --
Electric --	10.27%
Delmarva Power & Light Co., 5.35%, 10/04/06			549,000		794,527
Detroit Edison Co., 5.31%, 10/03/06			589,000		588,739
Hawaiian Electric Co., 5.35%, 10/05/06			592,000		591,560
					1,974,826

TOTAL COMMERCIAL PAPER --			10.83%
			(Cost $2,081,795)		2,081,795

	TOTAL INVESTMENTS --		99.97%
			(Cost $17,560,579)		19,215,271

CASH AND OTHER ASSETS, LESS LIABILITIES --			0.03%		5,785

	NET ASSETS --		100.00%		$ 19,221,056

* - Non-income producing security

ABBREVIATIONS
ADR - American Depositary Receipt
SPDR - Standard & Poor's Depositary Receipt

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2006				(Unaudited)

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
Hotels, Restaurants & Leisure --	0.52%
McDonald's Corp.			3,100		$ 121,272

Household Durables --	1.69%
Newell Rubbermaid Inc.			3,969		112,402
Stanley Works (The)			3,531		176,020
Tupperware Brands Corp.			5,517		107,361
					395,783
Specialty Retail --	1.12%
Limited Brands, Inc.			7,057		186,940
TJX Companies, Inc. (The)			2,725		76,382
					263,322

TOTAL CONSUMER DISCRETIONARY --			3.33%		780,377

CONSUMER STAPLES --
Beverages --	1.92%
Coca-Cola Co. (The)			4,965		221,836
PepsiCo, Inc.			3,500		228,410
					450,246
Food Products --	2.83%
Bunge Limited*			2,000		115,900
ConAgra Foods, Inc.			8,000		195,840
H.J. Heinz Co.			3,641		152,667
McCormick & Co., Inc.			3,420		129,892
Sensient Technologies Corp.			3,533		69,141
					663,440
Food & Drug Retailing --	2.69%
SUPERVALU Inc.			3,800		112,670
Wal-Mart Stores, Inc.			10,482		516,972
					629,642
Household Products --	1.69%
Kimberly-Clark Corp.			2,537		165,818
Procter & Gamble Co. (The)			3,701		229,388
					395,206
Personal Products --
Alberto-Culver Co.	1.44%		2,200		111,298
Avon Products, Inc.			3,725		114,208
Colgate-Palmolive Co.			1,800		111,780
					337,286
Tobacco --	1.22%
Altria Group, Inc.			1,000		76,550
Reynolds American Inc.			3,400		210,698
					287,248

TOTAL CONSUMER STAPLES --			11.79%		2,763,068

ENERGY --
Energy Equipment & Services --	3.20%
Boardwalk Pipeline Partners, LP			10,400		278,096
Schlumberger Ltd.			4,194		260,154
Weatherford International Ltd.*			5,078		211,854
					750,104
Oil & Gas --	9.70%
Anadarko Petroleum Corp.			6,086		266,749
BP PLC ADR			3,310		217,070
Chevron Corp.			7,003		454,215
Enterprise Products Partners L.P.			2,096		56,068
Exxon Mobil Corp.			11,000		738,100
Natural Resource Partners L.P.			4,000		204,040
Plains All American Pipeline, L.P.			2,400		110,760
Royal Dutch Shell PLC ADR (Class A)			3,419		225,996
					2,272,998

	TOTAL ENERGY --		12.90%		3,023,102

FINANCIALS --
Banks --	14.33%
AmSouth Bancorporation			4,306		125,046
Bank of America Corp.			9,928		531,843
Comerica Inc.			4,000		227,680
Fifth Third Bancorp			5,800		220,864
First Horizon National Corp.			5,800		220,458
IndyMac Bancorp, Inc.			5,800		238,728
KeyCorp			3,311		123,964
National City Corp.			6,500		237,900
PNC Financial Services Group, Inc.			5,000		362,200
TrustCo Bank Corp. NY			18,200		197,288
U.S. Bancorp			11,000		365,420
Washington Mutual, Inc.			2,648		115,109
Wells Fargo & Co.			10,800		390,744
					3,357,244
Diversified Financials --	8.89%
Allied Capital Corp.			4,085		123,408
Citigroup Inc.			12,833		637,415
Colonial Properties Trust			4,700		224,707
JPMorgan Chase & Co.			6,500		305,240
New York Community Bancorp, Inc.			13,400		219,492
Principal Financial Group, Inc.			3,529		191,554
Weingarten Realty Investors			8,851		380,770
					2,082,586
Insurance --	2.23%
Allstate Corp. (The)			2,427		152,246
Prudential Financial, Inc.			2,150		163,937
St. Paul Travelers Companies, Inc. (The)			4,393		205,988
					522,171
Real Estate --	4.95%
Health Care Property Investors, Inc.			12,794		397,254
Mack-Cali Realty Corp.			5,000		259,000
National Retail Properties Inc.			9,900		213,840
Plum Creek Timber Co., Inc.			8,494		289,136
					1,159,230

	TOTAL FINANCIALS --		30.40%		7,121,231

HEALTH CARE --
Biotechnology --	0.55%
Genzyme Corp.*			950		64,096
Gilead Sciences, Inc.*			950		65,265
					129,361
Health Care Equipment & Supplies --
Advanced Medical Optics, Inc.*	0.19%		1,125		44,494

Health Care Providers & Services --	1.30%
DaVita Inc.*			1,025		59,317
LTC Properties, Inc.			10,100		244,925
					304,242
Pharmaceuticals --	7.21%
Abbott Laboratories			2,575		125,042
Johnson & Johnson			7,832		508,610
Eli Lilly and Co.			2,850		162,450
Merck & Co. Inc.			5,847		244,989
Pfizer Inc.			16,481		467,401
Wyeth			3,529		179,414
					1,687,906

	TOTAL HEALTH CARE --		9.25%		2,166,003

INDUSTRIALS --
Aerospace & Defense --	1.62%
United Technologies Corp.			6,000		380,100

Commercial Services & Supplies --	2.23%
Deluxe Corp.			4,600		78,660
ServiceMaster Co. (The)			9,600		107,616
Sovran Self Storage, Inc.			4,400		244,420
Standard Register Co. (The)			7,000		92,400
					523,096
Industrial Conglomerates --	3.26%
3M Co.			1,986		147,798
General Electric Co.			14,356		506,767
Tyco International Ltd.			3,900		109,161
					763,726

	TOTAL INDUSTRIALS --		7.11%		1,666,922

INFORMATION TECHNOLOGY --
Internet Software & Services --	0.62%
StarTek, Inc.			11,600		144,652

TOTAL INFORMATION TECHNOLOGY --			0.62%		144,652

MATERIALS --
Chemicals --	1.25%
Dow Chemical Co. (The)			3,088		120,370
E.I. du Pont de Nemours and Co.			2,096		89,793
PPG Industries, Inc.			1,215		81,502
					291,665

Metals & Mining --	0.41%
Alcoa Inc.			3,420		95,897

Paper & Forest Products --	1.20%
International Paper Co.			1,600		55,408
Potlatch Corp.			6,100		226,310
					281,718

	TOTAL MATERIALS --		2.86%		669,280

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --	6.11%
AT&T Inc.			4,743		154,432
ALLTEL Corp.			1,875		104,062
Citizens Communications Co.			35,400		497,016
FairPoint Communications, Inc.			16,100		280,140
Verizon Communications Inc.			9,969		370,149
Windstream Corp.			1,938		25,562
					1,431,361

TOTAL TELECOMMUNICATION SERVICES --			6.11%		1,431,361

UTILITIES --
Electric Utilities --	6.55%
Ameren Corp.			3,088		163,016
Consolidated Edison, Inc.			4,900		226,380
DTE Energy Co.			5,200		215,852
Duke Energy Corp.			8,100		244,620
Entergy Corp.			800		62,584
Pinnacle West Capital Corp.			5,400		243,270
Progress Energy, Inc.			5,200		235,976
Southern Co. (The)			1,875		64,613
Xcel Energy, Inc.			3,800		78,470
					1,534,781
Gas Utilities --	3.09%
NiSource Inc.			10,900		236,966
Nicor Inc.			5,500		235,180
Peoples Energy Corp.			6,200		252,030
					724,176

	TOTAL UTILITIES --		9.64%		2,258,957

	TOTAL COMMON STOCK --		94.01%
			(Cost $19,095,956)		22,024,953

			Face
			Amount
COMMERCIAL PAPER

INFORMATION TECHNOLOGY --
IT Consulting & Services --	1.75%
First Data Corp., 5.26%, 10/02/06			$ 410,000		$ 409,880

UTILITIES --
Electric --	3.77%
Delmarva Power & Light Co., 5.35%, 10/04/06			485,000		484,712
Detroit Edison Co., 5.31%, 10/03/06			400,000		399,823
					884,535

TOTAL COMMERCIAL PAPER --			5.52%
			(Cost $1,294,415)		1,294,415

	TOTAL INVESTMENTS --		99.53%
			(Cost $20,390,371)		23,319,368

CASH AND OTHER ASSETS, LESS LIABILITIES --			0.47%		109,758

	NET ASSETS --		100.00%		$ 23,429,126

* - Non-income producing security

ABBREVIATIONS
ADR - American Depositary Receipt

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL BALANCED PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2006				(Unaudited)

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
Automobiles --	0.49%
Navistar International Corp.*			1,300		$ 33,566
PACCAR Inc.			750		42,765
					76,331
Hotels, Restaurants & Leisure --	1.29%
Host Hotels & Resorts Inc.			1164		26,691
McDonald's Corp.			1,325		51,834
Starwood Hotels & Resorts Worldwide, Inc.			1,902		108,775
Wyndham Worldwide Corp.*			460		12,866
					200,166
Household Durables --	0.88%
Newell Rubbermaid Inc.			1,897		53,723
Stanley Works (The)			1,661		82,801
					136,524
Media --	2.14%
CBS Corp. (Class B)			891		25,099
News Corp (Class A)			2,730		53,644
Time Warner Inc.			4,041		73,667
Viacom Inc. (Class B)*			891		33,127
Walt Disney Co. (The)			4,750		146,823
					332,360
Multi-line Retail --	1.01%
Kohl's Corp.*			474		30,772
J.C. Penney Co., Inc.			1,068		73,041
Target Corp.			950		52,487
					156,300
Specialty Retail --	1.53%
Limited Brands, Inc.			3,803		100,741
Lowe's Companies, Inc.			2,852		80,027
TJX Companies, Inc. (The)			2,000		56,060
					236,828

TOTAL CONSUMER DISCRETIONARY --			7.34%		1,138,509

CONSUMER STAPLES --
Beverages --	1.44%
Coca-Cola Co. (The)			2,732		122,066
International Flavors & Frangrances Inc.			400		15,816
PepsiCo. Inc.			1,307		85,295
					223,177
Food Products --	1.79%
Bunge Limited			850		49,257
H.J. Heinz Co.			1,307		54,803
McCormick & Co., Inc.			2,615		99,318
Sensient Technologies Corp.			3,800		74,366
					277,744
Food & Drug Retailing --	1.26%
SUPERVALU Inc.			1,600		47,440
Wal-Mart Stores, Inc.			3,000		147,960
					195,400
Household Products --	1.30%
Kimberly-Clark Corp.			1,187		77,582
Procter & Gamble Co.			2,000		123,960
					201,542
Personal Products --	0.92%
Alberto-Culver Co.			925		46,796
Avon Products, Inc.			1,600		49,056
Colgate-Palmolive Co.			775		48,128
					143,980

TOTAL CONSUMER STAPLES --			6.71%		1,041,843

ENERGY --
Energy Equipment & Services --	0.92%
Schlumberger Ltd.			1,188		73,692
Weatherford International Ltd.*			1,662		69,339
					143,031
Oil & Gas --	5.56%
Anadarko Petroleum Corp.			1,664		72,933
BP PLC ADR			2,410		158,048
Chevron Corp.			3,607		233,950
Exxon Mobil Corp.			5,938		398,440
					863,371

	TOTAL ENERGY --		6.48%		1,006,402

FINANCIALS --
Banks --	5.26%
Bank of America Corp.			5,000		267,850
PNC Financial Services Group, Inc.			2,850		206,454
U.S. Bancorp			3,445		114,443
Wachovia Corp.			1,781		99,380
Wells Fargo & Co.			3,562		128,873
					817,000
Diversified Financials --	5.07%
Citigroup Inc.			6,533		324,494
Federal Home Loan Mortgage Corp. Gtd. Mtg. Cert.			1,901		126,093
Goldman Sachs Group, Inc. (The)			475		80,356
JPMorgan Chase & Co.			1,205		56,587
Morgan Stanley			2,732		199,190
					786,720
Insurance --	3.26%
Allstate Corp. (The)			951		59,656
American International Group, Inc.			2,587		171,415
Genworth Financial Inc. (Class A)			2,800		98,028
Prudential Financial, Inc.			2,137		162,946
St. Paul Travelers Companies, Inc. (The)			290		13,598
					505,643
Real Estate --	0.08%
Realogy Corp.*			575		13,041

	TOTAL FINANCIALS --		13.67%		2,122,404

HEALTH CARE --
Biotechnology --	0.63%
Amgen Inc.*			600		42,918
Genzyme Corp.*			400		26,988
Gilead Sciences, Inc.*			400		27,480
					97,386

Health Care Equipment & Supplies --	1.04%
Advanced Medical Optics, Inc.*			475		18,786
Beckman Coulter, Inc.			1,070		61,589
Biomet Inc.			1,200		38,628
Zimmer Holdings, Inc.*			631		42,592
					161,595
Health Care Providers & Services --	0.46%
DaVita, Inc.*			425		24,595
Patterson Companies Inc.*			1,400		47,054
Pharmaceuticals --	6.67%
Abbott Laboratories			1,899		92,215
Allergan, Inc.			712		80,178
Hospira, Inc.*			168		6,429
Johnson & Johnson			4,395		285,411
Eli Lilly and Co.			1,125		64,125
Merck & Co. Inc.			2,615		109,569
Pfizer Inc.			10,804		306,401
Wyeth			1,782		90,597
					1,034,925

	TOTAL HEALTH CARE --		8.80%		1,365,555

INDUSTRIALS --
Aerospace & Defense --	0.99%
General Dynamics Corp.			600		43,002
Goodrich Corp.			945		38,291
L3 Communications Holdings, Inc.			400		31,332
Northrop Grumman Corp.			600		40,842
					153,467
Air Freight & Couriers --	0.30%
FedEx Corp.			425		46,189

Commercial Services & Supplies --	0.69%
Avis Budget Group, Inc.*			230		4,207
Cintas Corp.			900		36,747
R.R. Donnelley & Sons Co.			1,000		32,960
Equifax Inc.			900		33,039
					106,953
Construction & Engineering --	0.23%
ITT Corp.			700		35,889

Industrial Conglomerates --	0.31%
Tyco International Ltd.			1,700		47,583

Machinery --	2.20%
Caterpillar Inc.			500		32,900
Cummins Inc.			300		35,769
Danaher Corp.			634		43,537
Deere & Co.			500		41,955
Dover Corp.			800		37,952
Eaton Corp.			500		34,425
Illinois Tool Works Inc.			950		42,655
Ingersoll-Rand Co. Ltd.			900		34,182
Parker Hannifin Corp.			500		38,865
					342,240
Road & Rail --	0.20%
Norfolk Southern Corp.			700		30,835

Trading Companies & Distributors --	0.21%
W.W. Grainger, Inc.			500		33,510

Transportation Infrastructure --	0.27%
Ryder System, Inc.			800		41,344

	TOTAL INDUSTRIALS --		5.40%		838,010

INFORMATION TECHNOLOGY --
Communications Equipment --	1.72%
Cisco Systems, Inc.*			5,586		128,478
Motorola, Inc.			3,092		77,300
Nokia Oyj ADR			3,087		60,783
					266,561
Electrical Equipment --	0.25%
American Power Conversion Corp.			1,800		39,528

Electronic Equipment & Instruments --	0.17%
Agilent Technologies, Inc.*			800		26,152

Computers & Peripherals --	2.26%
Dell Inc.*			5,907		134,916
EMC Corp.*			8,194		98,164
Hewlett-Packard Co.			3,210		117,775
					350,855
Semiconductor Equipment & Products --	1.18%
Intel Corp.			6,057		124,592
Linear Technology Corp.			593		18,454
Texas Instruments Inc.			1,188		39,501
					182,547
Software --	2.81%
Electronic Arts Inc.*			714		39,756
Microsoft Corp.			11,282		308,337
Oracle Corp.*			4,988		88,487
					436,580

TOTAL INFORMATION TECHNOLOGY --			8.39%		1,302,223

MATERIALS --
Chemicals --	0.56%
Dow Chemical Co. (The)			707		27,559
Eastman Chemical Co.			300		16,206
PPG Industries, Inc.			413		27,704
Sigma-Aldrich Corp.			200		15,134
					86,603
Containers & Packaging --	0.08%
Ball Corp.			300		12,135

Metals & Mining --	0.37%
Nucor Corp.			600		29,694
Phelps Dodge Corp.			200		16,940
United States Steel Corp.			200		11,536
					58,170
Paper & Forest Products --	0.30%
International Paper Co.			675		23,375
Louisiana-Pacific Corp.			500		9,385
MeadWestvaco Corp.			500		13,255
					46,015

	TOTAL MATERIALS --		1.31%		202,923

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --	1.48%
ALLTEL Corp.			1,069		59,330
Embarq Corp.			242		11,706
Sprint Nextel Corp.			4,842		83,040
Verizon Communications Inc.			1,634		60,670
Windstream Corp.			1,105		14,575
					229,321

Wireless Telecommunication Services --	0.35%
Vodafone Group PLC ADR			2,392		54,681

TOTAL TELECOMMUNICATION SERVICES --			1.83%		284,002

UTILITIES --
Electric Utilities --	2.44%
Ameren Corp.			1,782		94,072
CenterPoint Energy, Inc.			2,727		39,051
Constellation Energy Group			2,614		154,749
Exelon Corp.			592		35,840
Southern Co. (The)			712		24,536
Wisconsin Energy Corp.			714		30,802
					379,050

	TOTAL UTILITIES --		2.44%		379,050

	TOTAL COMMON STOCK --		62.37%
			(Cost $8,266,697)		9,680,921

BONDS AND NOTES			Face
			Amount
CONSUMER DISCRETIONARY --
Auto Components --	0.66%
TRW Inc., 6.30%, 05/15/08			$ 100,000		$ 101,382

Automobiles --	0.77%
DaimlerChrysler NA Hldg, 7.20%, 09/01/09			115,000		119,824

TOTAL CONSUMER DISCRETIONARY --			1.43%		221,206

CONSUMER STAPLES --
Personal Products --	2.04%
Avon Products Inc., 7.15%, 11/15/09			300,000		316,328

TOTAL CONSUMER STAPLES --			2.04%		316,328

FINANCIALS --
Banks --	1.56%
Washington Mutual Inc., 4.20%, 01/15/10			250,000		242,063

Diversified Financials --	3.56%
General Electric Capital Corp., 3.75%, 12/15/09			200,000		192,229
HSBC Finance Corp., 5.875%, 02/01/09			250,000		254,132
Weingarten Realty Investors, 7.35%, 07/20/09			100,000		106,112
					552,473

	TOTAL FINANCIALS --		5.12%		794,536

INDUSTRIALS --
Transportation Infrastructure --	1.24%
Hertz Corp., 7.40%, 03/01/11			200,000		192,500

	TOTAL INDUSTRIALS --		1.24%		192,500

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --	0.88%
GTE Southwest Inc., 6.23%, 01/01/07 (a)			137,000		137,210

TOTAL TELECOMMUNICATION SERVICES --			0.88%		137,210

U S GOVERNMENT AGENCY SECURITIES --

U S Government Agencies --	13.70%
Federal Farm Credit Bank, 4.15%, 11/30/09			200,000		194,883
Federal Home Loan Bank, 2.45%, 03/23/07 (a)			400,000		394,736
Federal Home Loan Bank, 4.40%, 12/28/09			350,000		343,014
Federal Home Loan Mortgage Corp., 5.27%, 10/12/10			700,000		694,231
Federal Home Loan Mortgage Corp., Pool # 360100, 9.00%, 04/01/20			1,595		1,714
Federal National Mortgage Assoc., 4.75%, 08/25/08			500,000		497,885

TOTAL U S GOVERNMENT AGENCY SECURITIES --			13.70%		2,126,463

TOTAL BONDS AND NOTES --			24.41%		3,788,243
			(Cost $3,813,451)

COMMERCIAL PAPER

Information Technology --
IT Consulting & Services --	4.07%
First Data Corp., 5.26%, 10/02/06			$ 633,000		$ 632,815

Utilities --
Electric --	8.85%
Delmarva Power & Light Co., 5.35%, 10/04/06			620,000		619,631
Detroit Edison Co., 5.31%, 10/03/06			653,000		652,711
Hawaiian Electric Co., 5.37%, 10/05/06			101,000		100,925
					1,373,267

TOTAL COMMERCIAL PAPER --			12.92%
			(Cost $2,006,082)		2,006,082

	TOTAL INVESTMENTS --		99.70%
			(Cost $14,086,230)		15,475,246

CASH AND OTHER ASSETS, LESS LIABILITIES --			0.30%		46,458

	NET ASSETS --		100.00%		$ 15,521,704

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of quarterly portfolio holdings

(a) Long term obligations that will mature in less than one year.

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2006				(Unaudited)

			Interest/
U S GOVERNMENT AGENCY		Maturity	Stated	Face
SHORT-TERM OBLIGATIONS		Date	Rate(%)	Amount	Value

U S Government Agencies --	100.41%
Federal Farm Credit Bank		10/10/06	5.100	$ 1,936,000	$ 1,933,255
Federal Home Loan Bank		10/02/06	4.500	4,727,000	4,725,818
Federal Home Loan Bank		10/04/06	5.160	1,854,000	1,852,934
Federal Home Loan Bank		10/06/06	5.120	4,645,000	4,641,031
Federal Home Loan Bank		10/06/06	5.150	4,978,000	4,973,720
Federal Home Loan Bank		10/11/06	5.140	1,233,000	1,231,061
Federal Home Loan Bank		10/13/06	5.140	2,543,000	2,538,273
Federal Home Loan Mortgage Corp.		10/03/06	5.150	1,004,000	1,003,568
Federal Home Loan Mortgage Corp.		10/05/06	5.150	2,796,000	2,793,995
Federal Home Loan Mortgage Corp.		10/19/06	5.130	3,917,000	3,906,389
Federal Home Loan Mortgage Corp.		10/24/06	5.110	2,259,000	2,251,301
Federal Home Loan Mortgage Corp.		11/01/06	5.110	3,061,000	3,047,079
Federal National Mortgage Assoc.		10/02/06	5.120	2,651,000	2,650,244
Federal National Mortgage Assoc.		10/18/06	5.120	2,417,000	2,410,809

TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --				100.41%
				(Cost $39,959,477)	39,959,477

LIABILITIES IN EXCESS OF OTHER ASSETS --				(0.41)%	(164,245)

		NET ASSETS --		100.00%	$ 39,795,232

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2006				(Unaudited)

			Interest/
		Maturity	Stated	Face
CORPORATE BONDS		Date	Rate (%)	Amount	Value

FINANCIALS --
Insurance --	1.74%
21st Century Insurance Group		12/15/13	5.900	$ 230,000	$ 229,879

	TOTAL FINANCIALS --		1.74%		229,879

MATERIALS --
Metals & Mining --	3.96%
Carpenter Technology Corp.		05/15/13	6.625	500,000	523,991

	TOTAL MATERIALS --		3.96%		523,991

	TOTAL CORPORATE BONDS --			5.70%	753,870
				(Cost $737,810)

U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES

U S Government Agency Securities --	46.51%
Federal Home Loan Bank (a)		02/15/07	7.250	$ 200,000	$ 201,377
Federal Home Loan Mortgage Corp.		01/25/10	4.375	750,000	737,211
Federal Home Loan Mortgage Corp.		03/15/11	5.625	500,000	514,147
Federal Home Loan Mortgage Corp.		07/15/12	5.125	690,000	696,447
Federal National Mortgage Assoc. (a)		01/02/07	4.750	300,000	299,494
Federal National Mortgage Assoc.		08/15/08	3.250	1,000,000	969,357
Federal National Mortgage Assoc.		08/15/09	5.375	950,000	961,506
Federal National Mortgage Assoc.		03/15/10	5.375	730,000	729,725
Federal National Mortgage Assoc.		03/29/11	5.600	500,000	500,072
Federal National Mortgage Assoc.		10/15/13	4.625	550,000	539,158
					6,148,494
U S Government Securities --	38.48%
U S Treasury Bonds		08/15/09	3.500	850,000	824,832
U S Treasury Bonds		11/15/13	4.250	250,000	244,541
U S Treasury Notes		11/15/07	3.000	550,000	538,828
U S Treasury Notes		08/15/08	3.250	250,000	243,555
U S Treasury Notes		09/15/08	3.125	800,000	776,875
U S Treasury Notes		02/15/11	5.000	353,000	359,246
U S Treasury Notes		08/15/12	4.375	940,000	930,196
U S Treasury Notes		08/15/13	4.250	750,000	734,180
U S Treasury Notes		02/15/14	4.000	451,000	433,647
					5,085,900

TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES --				84.99%
				(Cost $11,304,142)	11,234,394
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS

U S Government Agencies --	8.28%
Federal Farm Credit Bank		10/03/06	5.095	$ 270,000	$ 269,885
Federal Home Loan Bank		10/02/06	5.090	825,000	824,767
					1,094,652
TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --				8.28%
				(Cost $1,094,652)	1,094,652

		TOTAL INVESTMENTS --		98.97%
				(Cost $13,136,604)	13,082,916

CASH AND OTHER ASSETS, LESS LIABILITIES --				1.03%	135,647

		NET ASSETS --		100.00%	$ 13,218,563

Note to Schedule of quarterly portfolio holdings

(a) Long term obligations that will mature in less than one year.

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2006				(Unaudited)

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
Hotels, Restaurants & Leisure --	1.13%
LaSalle Hotel Properties			1,200		$ 52,008

Leisure Equipment & Products --	1.17%
Ctrip.com International Ltd. ADR			1,200		53,940

Media --	4.15%
CTC Media, Inc.*			500		11,150
Macrovision Corp.*			1,000		23,690
New Oriental Education & Technology Group, Inc.*			1,600		38,800
News Corp (Class B)			4,500		92,880
Walt Disney Co. (The)			800		24,728
					191,248
Specialty Retail --	0.31%
Copart Inc.*			500		14,095

TOTAL CONSUMER DISCRETIONARY --			6.76%		311,291
CONSUMER STAPLES --
Beverages --	1.00%
Brown-Forman Corp. (Class B)			600		45,990

Food & Drug Retailing --	5.87%
CVS Corp.			3,000		96,360
Ingels Markets, Inc.			4,400		116,072
Kroger Co.			2,500		57,850
					270,282
Food Products --	9.52%
Campbell Soup Co.			1,200		43,800
General Mills, Inc.			1,800		101,880
H.J. Heinz Co.			1,899		79,625
Hershey Co. (The)			1,000		53,450
Kellogg Co.			2,000		99,040
McCormick & Co., Inc.			1,600		60,768
					438,563

TOTAL CONSUMER STAPLES --			16.39%		754,835

FINANCIALS --
Diversified Financials --	6.66%
First Marblehead Corp. (The)			2,400		166,224
International Securities Exchange Holdings, Inc.			1,000		46,890
NYSE Group Inc.*			500		37,375
SEI Investments Co.			1,000		56,190
					306,679
Insurance --	13.93%
Assurant, Inc.			2,400		128,184
China Life Insurance Co. ADR			1,700		132,872
Genworth Financial Inc.			2,200		77,022
Manulife Financial Corp.			2,500		80,650
MetLife, Inc.			2,100		119,028
Prudential Financial, Inc.			1,200		91,500
Security Capital Assurance Ltd.			500		11,975
					641,231
Real Estate --	9.67%
American Campus Communities, Inc.			2,300		58,673
Apartment Investment & Management Co.			1,500		81,615
BRE Properties, Inc. (Class A)			1,100		65,703
Jones Lang LaSalle Inc.			700		59,836
Medical Properties Trust Inc.			5,000		66,950
Mid-America Apartment Communities, Inc.			1,000		61,220
United Dominion Realty Trust, Inc.			1,700		51,340
					445,337

	TOTAL FINANCIALS --		30.26%		1,393,247

HEALTH CARE --
Biotechnology --	3.26%
Celgene Corp.*			500		21,650
Gilead Sciences, Inc.*			1,000		68,700
PAREXEL International Corp.*			1,800		59,562
					149,912
Health Care Equipment & Supplies --	2.37%
Foxhollow Technologies Inc.*			1,200		41,028
Intuitive Surgical, Inc.*			300		31,635
Nuvelo, Inc.*			2,000		36,480
					109,143
Health Care Providers & Services --	8.62%
AMN Healthcare Services, Inc.*			2,300		54,625
Caremark Rx, Inc.			1,000		56,670
Covance Inc.*			1,600		106,208
Henry Schein, Inc.*			1,300		65,182
Medco Health Solutions, Inc.*			1,000		60,110
VCA Antech, Inc.*			1,500		54,090
					396,885
Pharmaceuticals --	1.19%
West Pharmaceutical Services, Inc.			1,400		54,978

	TOTAL HEALTH CARE --		15.44%		710,918

INDUSTRIALS --
Commercial Services & Supplies --	2.56%
Macquarie Infrastructure Company Trust			400		12,472
MasterCard, Inc. (Class A)			1,500		105,525
					117,997

Electrical Equipment --	0.52%
SiRF Technology Holdings, Inc.*			1,000		23,990

	TOTAL INDUSTRIALS --		3.08%		141,987
INFORMATION TECHNOLOGY --
Communications Equipment --	1.28%
Harmonic Inc.*			8,000		58,800

Computers & Peripherals --	0.50%
Apple Computer, Inc.*			300		23,109

IT Consulting & Services --	1.93%
Cognizant Technology Solutions Corp.*			1,200		88,872

Internet Software & Services --	7.79%
aQuantive, Inc.*			1,000		23,620
Akamai Technologies, Inc.*			2,200		109,978
Aptimus, Inc.*			3,000		21,000
Baidu.com, Inc. ADR*			800		70,032
Digital River, Inc.*			1,400		71,568
Google Inc. (Class A)*			100		40,190
Redback Networks Inc.*			1,600		22,208
					358,596
Internet & Catalog Retail --	0.24%
Knot Inc (The)*			500		11,065

Semiconductor Equipment & Products --	5.53%
Broadcom Corp. (Class A)*			500		15,170
FormFactor Inc.*			1,600		67,408
Hittite Microwave Corp.*			1,200		53,400
MEMC Electronic Materials, Inc.*			1,600		58,608
Marvell Technology Group Ltd.*			1,000		19,370
Verigy Ltd.*			2,500		40,650
					254,606
Software --	3.17%
Amdocs Ltd.*			2,600		102,960
Cerner Corp.*			600		27,240
Intuit Inc.*			500		16,045
					146,245

TOTAL INFORMATION TECHNOLOGY --			20.44%		941,293

MATERIALS --
Chemicals --	0.12%
Landec Corp.*			500		5,400

Metals & Mining --	1.11%
Cameco Corp.			1,400		51,198

	TOTAL MATERIALS --		1.23%		56,598
Utilities --
Electric Utilities --	4.50%
AES Corp. (The)*			3,000		61,170
Duke Energy Corp.			1,500		45,300
FPL Group, Inc.			1,000		45,000
IDACORP, Inc.			1,000		37,810
OGE Energy Corp.			500		18,055
					207,335

	TOTAL UTILITIES--		4.50%		207,335

	TOTAL COMMON STOCK --		98.10%
			(Cost $4,318,461)		4,517,504

	TOTAL INVESTMENTS --		98.10%
			(Cost $4,318,461)		4,517,504

CASH AND OTHER ASSETS, LESS LIABILITIES --			1.90%		87,285

	NET ASSETS --		100.00%		$ 4,604,789

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2006				(Unaudited)

			Interest/
		Maturity	Stated	Face
CORPORATE BONDS		Date	Rate (%)	Amount	Value

CONSUMER DISCRETIONARY --
Auto Components --	0.15%
Dura Operating Corp.		05/01/09	9.000	$ 1,000,000	$ 42,500

Hotels, Restaurants & Leisure --	6.80%
MGM Mirage Inc.		02/27/14	5.875	1,000,000	926,250
Starwood Hotels & Resorts Worldwide, Inc.		05/01/12	7.875	1,000,000	1,050,000
					1,976,250
Leisure Equipment & Products --	3.43%
Royal Caribbean Cruises Ltd.		12/01/13	6.875	1,000,000	996,643

Media --	6.28%
CCH I LLC (b)		10/01/15	11.000	863,000	785,330
News America Holdings		10/17/08	7.375	1,000,000	1,038,665
					1,823,995

TOTAL CONSUMER DISCRETIONARY --				16.66%	4,839,388

ENERGY --
Oil & Gas --	8.54%
Chesapeake Energy Corp.		01/15/18	6.250	1,000,000	927,500
Enterprise Products Partners L.P.		08/01/66	8.375	1,000,000	1,052,583
Pioneer Natural Resource		05/01/18	6.875	500,000	499,647
					2,479,730

	TOTAL ENERGY --			8.54%	2,479,730

FINANCIALS --
Diversified Financials --	5.17%
Ford Motor Credit Co.		10/01/08	5.625	1,000,000	959,328
GATX Financial Corp.		06/01/09	8.875	500,000	541,828
					1,501,156
Insurance --	3.36%
NYMAGIC, Inc.		03/15/14	6.500	1,000,000	975,919

	TOTAL FINANCIALS --			8.53%	2,477,075

INDUSTRIALS --
Construction & Engineering --	3.32%
Standard Pacific Corp.		04/15/12	9.250	1,000,000	965,000

Machinery --	3.40%
Case New Holland Inc.		06/01/09	6.000	1,000,000	986,250

	TOTAL INDUSTRIALS --			6.72%	1,951,250

INFORMATION TECHNOLOGY --
Electronic Equipment & Instruments --	3.41%
Flextronics International Ltd.		05/15/13	6.500	1,000,000	990,000

IT Consulting & Services --	3.22%
SunGard Data Systems Inc.		01/15/09	3.750	1,000,000	935,000

Software --	3.43%
Unisys Corp.		04/01/08	7.875	1,000,000	997,500

TOTAL INFORMATION TECHNOLOGY --				10.06%	2,922,500

MATERIALS --
Chemicals --	7.03%
Lyondell Chemical Co.		05/01/09	10.875	1,000,000	1,022,500
Nalco Co.		11/15/11	7.750	1,000,000	1,020,000
					2,042,500

Containers & Packaging --	3.47%
Ball Corp.		12/15/12	6.875	1,000,000	1,007,500

Metals & Mining --	3.43%
AK Steel Corp.		02/15/09	7.875	1,000,000	996,250

Paper & Forest Products --	5.27%
Georgia-Pacific Corp.		05/15/11	8.125	1,000,000	1,025,000
Tembec Industries Inc.		03/15/12	7.750	1,000,000	505,000
					1,530,000

	TOTAL MATERIALS --			19.20%	5,576,250

TELECOMMUNICATION SERVICES --
Wireless Telecommunication Services --	3.37%
Nextel Communications, Inc.		03/15/14	5.950	1,000,000	978,072

TOTAL TELECOMMUNICATION SERVICES --				3.37%	978,072

UTILITIES --

Electric Utilities --	3.67%
AES Corp. (The)		06/01/09	9.500	1,000,000	1,067,500

Gas Utilities --	3.57%
El Paso Corp.		06/15/12	7.875	1,000,000	1,037,500

	TOTAL UTILITIES --			7.24%	2,105,000

TOTAL CORPORATE BONDS --				80.32%
				(Cost $24,948,949)	23,329,265

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S Government Agencies --	15.89%
Federal Home Loan Bank		10/06/06	5.150	$ 1,475,000	$ 1,473,732
Federal Home Loan Mortgage Corp.		10/10/06	5.120	1,167,000	1,165,339
Federal Home Loan Mortgage Corp.		10/24/06	5.110	1,857,000	1,850,671
Federal National Mortgage Assoc.		10/02/06	5.120	125,000	124,965
					4,614,707
TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --				15.89%
				(Cost $4,614,707)	4,614,707

				Shares	Value
PREFERRED STOCK

FINANCIALS --
Diversified Financials --	1.73%
iStar Financial Inc.				20,000	$ 502,200

TOTAL PREFFERED STOCK----				1.73%	502,200
				(Cost $499,000)

COMMON STOCK

FINANCIALS --
Diversified Financials --	0.07%
Leucadia National Corp. (a)				752	19,680

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --	0.02%
XO Communications, Inc. (a)*				1,305	6,369

	TOTAL COMMON STOCK --			0.09%
				(Cost $961,481)	26,049

	TOTAL INVESTMENTS --			98.03%
				(Cost $31,024,137)	28,472,221

CASH AND OTHER ASSETS, LESS LIABILITIES --				1.97%	573,252

	NET ASSETS --			100.00%	$ 29,045,473

* - Non-income producing securities

(a) Security acquired as part of a unit or in exchange for other securities.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At September 30, 2006, the market value of these securities amounted to $785,330, or 2.70% of net assets.

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2006				(Unaudited)

COMMON STOCK (a)				Shares	Value

AUSTRALIA --	3.31%
Santos Ltd.				900	$ 29,925
Westpac Banking Corp.				2,300	194,442
					224,367
BELGIUM --	1.08%
Delhaize Group				100	8,370
Fortis				1,600	64,878
					73,248
BRAZIL --	1.13%
Companhia de Bebidas das Americas (AmBev)				400	18,152
Companhia Vale do Rio Doce (CVRD)				350	7,546
Empresa Brasileira de Aeronautica S.A. (Embraer)				500	19,635
Petroleo Brasileiro S.A.*				375	31,436
					76,769
DENMARK --	0.68%
Novo Nordisk A/S				500	37,260
TDC A/S				600	9,210
					46,470
FINLAND --	1.25%
Nokia Oyj				4,300	84,667

FRANCE --	7.47%
Alcatel SA				1,500	18,270
Arkema*				65	3,064
Axa				2,000	73,820
France Telecom SA				2,800	65,268
Groupe Danone				1,400	41,468
Sanofi-Aventis				3,000	133,410
Total SA				2,600	171,444
					506,744
GERMANY --	6.54%
BASF AG				600	48,060
DaimlerChrysler AG				1,200	59,952
Deutsche Bank AG				700	84,490
Deutsche Telekom AG				5,100	80,937
SAP AG				1,500	74,250
Siemens AG				1,100	95,810
					443,499
GREECE --	0.56%
Hellenic Telecommunications Organization SA*				3,100	38,316

HONG KONG --	1.25%
Chartered Semiconductor Manufacturing Ltd.*				400	2,992
Cheung Kong (Holdings) Ltd.				3,100	33,278
Hutchison Whampoa Ltd.				1,100	48,561
					84,831
IRELAND --	0.81%
Bank of Ireland				700	55,146

ISRAEL--	0.68%
Teva Pharmaceutical Industries Ltd.				1,350	46,021

ITALY --	2.37%
Eni S.p.A.				1,100	65,461
Luxottica Group S.p.A.				500	14,715
SanPaolo IMI S.p.A.				900	38,016
Telecom Italia S.p.A.				1,500	42,495
					160,687
JAPAN --	19.48%
Canon Inc.				1,800	94,122
Hitachi, Ltd.				700	40,789
Honda Motor Co., Ltd.				4,000	134,520
Kirin Brewery Co., Ltd.				2,100	28,050
KUBOTA Corp.				350	14,311
Matsushita Electric Industrial Co., Ltd.				5,300	111,989
Millea Holdings, Inc.				700	63,630
Mitsubishi UFJ Financial Group, Inc.				21,500	275,415
Mitsui & Co., Ltd.				100	25,190
NEC Corp.				4,300	23,435
Nippon Telegraph And Telephone Corp.				4,600	112,838
SONY Corp.				2,100	84,756
TDK Corp.				300	24,045
Toyota Motor Corp.				2,650	288,585
					1,321,675
LUXEMBOURG --	0.23%
Tenaris S.A.				450	15,921

MEXICO --	1.40%
Cemex S.A. de C.V.				1,150	34,592
Fomento Economico Mexicano, S.A. de C.V.				200	19,388
Telefonos de Mexico SA de CV (Telmex)				1,600	40,928
					94,908

NETHERLANDS --	3.26%
ABN AMRO Holding N.V.				1,000	29,220
Aegon N.V.				900	16,893
ING Groep N.V.				1,200	52,776
Koninklijke Ahold N.V.*				800	8,472
Koninklijke (Royal) KPN N.V.				1,300	16,588
Koninklijke (Royal) Philips Electronics N.V.				700	24,507
Royal Dutch Shell PLC (Class A)				1,100	72,710
					221,166
NORWAY --	0.90%
Norsk Hydro ASA				1,500	33,765
Telenor ASA				700	27,258
					61,023
PORTUGAL --	0.34%
EDP - Energias de Portugal, SA				300	12,951
Portugal Telecom, SGPS, SA				800	9,984
					22,935
SOUTH AFRICA --	0.44%
Sasol Ltd.				900	29,601

SOUTH KOREA --	1.18%
Kookmin Bank				625	48,769
Shinhan Financial Group Co., Ltd.				350	31,430
					80,199
SPAIN --	3.74%
Banco Bilbao Vizcaya Argentaria, SA				2,500	57,825
Banco Santander Central Hispano SA				4,600	72,634
Endesa, SA				800	34,080
Repsol YPF, SA				900	26,847
Telefonica SA				1,200	62,172
					253,558
SWEDEN --	2.27%
Telefonaktiebolaget LM Ericsson				3,900	134,355
Volvo AB				325	19,403
					153,758
SWITZERLAND --	7.69%
ABB Ltd.*				2,700	35,586
Adecco SA				700	10,591
Nestle SA				1,500	130,388
Novartis AG				2,500	146,100
Roche Holding AG				600	51,725
Serono SA				400	8,596
Swisscom AG				600	20,034
UBS AG				2,000	118,620
					521,640
TAIWAN --	0.73%
Singapore Telecommunications Ltd.				2,565	39,451
Taiwan Semiconductor Manufacturing Co. Ltd.				1,081	10,378
					49,829
UNITED KINGDOM --	17.16%
Acergy SA*				2,150	36,700
AstraZeneca PLC				900	56,250
BG Group PLC				1,200	73,164
BP PLC				4,425	290,192
BT Group PLC				1,400	70,798
Barclays PLC				2,700	137,079
Cadbury Schweppes PLC				900	38,493
Diageo PLC				950	67,488
GlaxoSmithKline PLC				2,600	138,398
Imperial Chemical Industries PLC				500	14,965
International Power PLC				200	11,870
Rio Tinto PLC				300	56,889
Unilever PLC				2,160	53,590
Vodafone Group PLC				4,112	94,000
WPP Group PLC				400	24,692
					1,164,568

	TOTAL COMMON STOCK --			85.95%
				(Cost $6,004,149)	5,831,546

U S GOVERNMENT AGENCY				Face
SHORT-TERM OBLIGATIONS				Amount

U S GOVERNMENT AGENCIES --	13.98%
Federal Home Loan Mortgage Corp., 5.15%, 10/03/06				$ 100,000	$ 99,957
Federal Home Loan Mortgage Corp., 5.12%, 10/10/06				250,000	249,644
Federal National Mortgage Assoc., 5.17%, 10/02/06				252,000	251,928
Federal National Mortgage Assoc., 5.14%, 10/04/06				112,000	111,936
Federal National Mortgage Assoc., 5.08%, 10/11/06				235,000	234,635

TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --				13.98%
				(Cost $948,100)	948,100

	TOTAL INVESTMENTS --			99.93%
				(Cost $6,952,249)	6,779,646

CASH AND OTHER ASSETS, LESS LIABILITIES --				0.07%	5,011

	NET ASSETS --			100.00%	$ 6,784,657

* - Non-income producing securities

Note to Schedule of Quarterly Portfolio Holdings

(a) This portfolio invests primarily in depositary receipts, which include ADRs. These securities are negotiable U.S. securities that generally represent a non-U.S company's publicly traded equity and are usually U.S. dollar-denominated.

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
NOTES TO SCHEDULE OF QUARTERLY PORTFOLIO HOLDINGS
September 30, 2006
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

Security Transactions and Related Investment Income:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

NOTE 2 - COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments for the nine months ended September 30, 2006, other than commercial paper, were as follows:

			Purchases		Sales

Growth			$12,137,017		$ 13,060,958
Equity Income			$10,390,531		$ 11,293,869
Balanced			$ 1,614,643		$ 2,414,131
Government Bond			$ 4,844,712		$ 4,661,513
Small-Cap/Mid-Cap			$13,877,417		$ 12,791,083
High Yield Bond			$ 6,044,765		$ 3,909,275
International Stock			$ 2,039,365		$ 1,762,993

Gross unrealized appreciation and depreciation as of September 30, 2006, is as follows:
					Net Appreciation
		Cost	Appreciation	Depreciation	(Depreciation)

Growth		$17,560,579	$ 1,938,149	$ 283,457	$ 1,654,692
Equity Income		$20,390,371	$ 3,527,003	$ 598,006	$ 2,928,997
Balanced		$14,086,230	$ 1,800,384	$ 411,368	$ 1,389,016
Government Bond		$13,136,604	$ 72,127	$ 125,815	$ (53,688)
Small-Cap/Mid-Cap		$ 4,318,461	$ 275,160	$ 76,117	$ 199,043
High Yield Bond		$31,024,137	$ 388,800	$ 2,940,716	$ (2,551,916)
International Stock		$ 6,952,249	$ 924,857	$ 1,097,460	$ (172,603)

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.